1
See Notes to Consolidated Schedule of Investments.
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited)
March 31, 2026
US$ THOUSANDS
DATE
ACQUIRED
1
FOOTNOTE LOCATION COST
2
FAIR
VALUE
PRIVATE INVESTMENTS - 87.3%
PRIVATE EQUITY INVESTMENTS - 75.4%
Power & Transition 28.5%
Canadian Wind Portfolio (Ontario Wind) November 2022 3,4,5,13 North America $ 102,858 $ 108,421
Colombian Renewable Power (Isagen) December 2022 3,5,6,13 Latin America 378,505 420,535
Global Renewable Power (Neoen) December 2024 3,5,6,13 Global 266,093 350,106
Nuclear Services (Westinghouse) November 2023 3,5,6,13 North America 114,765 253,112
Terraform Renewable Power (TERP) November 2022 3,5,6,13 Global 150,065 112,620
U.K. Offshore Wind (Orsted) December 2024 3,5,6,13 Europe 14,521 12,165
U.K. Wind & Solar Portfolio (OnPath) December 2023 3,5,6,13 Europe 16,100 21,335
U.S. Hydro Portfolio (Smoky Mountain) March 2023 3,4,5,7,13 North America 66,289 114,810
U.S. Renewable Power (Geronimo Power) May 2025 3,5,6,13 North America 39,984 39,801
U.S. Residential Solar (Renewbrook Energy) February 2026 3,4,5,13 North America 132,053 94,017
Total Power & Transition 1,281,233 1,526,922
Utilities 18.1%
Australian Utility Network (AusNet Services) November 2022 3,4,5,13 Asia Pacific 92,214 124,220
North American Residential Infrastructure (Enercare) November 2022 3,4,5,13 North America 118,092 171,799
North American Residential Infrastructure (HomeServe) January 2023 3,5,6,13 North America 89,943 113,019
South Korean Industrial Gas Platform (SK Aircore) October 2025 3,5,6,13 Asia Pacific 18,842 19,628
U.K. Gas Distribution (SGN) November 2022 3,4,5,13 Europe 51,268 67,863
U.S. Electric Transmission (FirstEnergy Transmission) November 2022 3,5,6,13 North America 56,033 67,374
U.S. Electric Transmission (Trans Bay Cable) March 2026 3,5,6,13 North America 48,743 49,139
U.S. Utility (Duke Energy Florida) February 2026 3,5,6,13 North America 358,230 361,187
Total Utilities 833,365 974,229
Transport 12.0%
European LNG Vessels (Knutsen LNG) March 2023 8,13 Europe 37,500 29,720
European Port Operation (ADP) October 2025 3,5,6,13 Europe 3,059 3,225
Global Container Network (Triton International) April 2023 3,5,6,13 North America 80,007 100,144
North American Railcar Network (Michigan Rail) December 2025 3,5,6,13 North America 35,250 36,300
U.K. & European Diversified Infrastructure October 2024 8,9,13 Europe 271,022 301,534
U.S. Toll Road (SH 130) December 2024 8,13 North America 150,480 173,348
Total Transport 577,318 644,271
Midstream 9.3%
Canadian Midstream (Inter Pipeline) November 2022 3,4,5,13 North America 164,195 186,459
U.S. Pipeline System (Colonial) July 2025 3,5,6,13 North America 306,219 312,801
Total Midstream 470,414 499,260
Data 7.5%
AI Compute Infrastructure Platform (Radiant) March 2026 3,5,6,13 Europe 8,910 8,910
Behind-the-Meter Solutions (Bloom Energy Partnership) December 2025 3,5,6,13 North America 13,890 14,119
European Telecom Towers (GD Towers) February 2023 3,5,6,13 Europe 66,168 100,289
GCC Telecom Towers June 2025 3,5,6,13 Asia Pacific 7,324 8,325
U.S. Bulk Fiber Network (Hotwire Communications) September 2025 3,5,6,13 North America 97,042 104,661
U.S. Digital Infrastructure Platform (5C Group) July 2025 3,5,6,13 North America 112,500 126,102
U.S. Semiconductor Facility (Intel Partnership) January 2023 3,4,5,13 North America – 28,965
U.S. Wireless Infrastructure (SVP) December 2024 3,4,5,13 North America 7,543 9,268
Total Data 313,377 400,639
Total PRIVATE EQUITY INVESTMENTS 3,475,707 4,045,321
PRIVATE DEBT INVESTMENTS - 11.9%
BII BID Aggregator A L.P. December 2023 3,5,12 North America 378,551 391,399
BII BID Aggregator B L.P. December 2023 3,5,12 North America 85,153 92,473
BII BID Aggregator D L.P. May 2025 3,5,12 North America 87,687 89,729
BII BID Preferred Aggregator L.P. May 2024 3,5,12 North America 54,569 56,885

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
See Notes to Consolidated Schedule of Investments.
2
Brookfield
US$ THOUSANDS
DATE
ACQUIRED

FOOTNOTE LOCATION COST

FAIR
VALUE
PRIVATE INVESTMENTS - 87.3% (continued)
PRIVATE DEBT INVESTMENTS - 11.9% (continued)
BII BID Solar II Aggregator L.P. October 2025 3,5,12 North America $ 7,187 $ 7,693
Total PRIVATE DEBT INVESTMENTS 613,147 638,179
Total PRIVATE INVESTMENTS 4,088,854 4,683,500
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 14.9%
Corporate Bonds 13.8%
Infrastructure Services 0.6%
GFL Environmental, Inc., 3.50%, 09/01/2028 10 North America 4,500 4,372
Republic Services, Inc., 2.90%, 07/01/2026 North America 7,842 7,818
Waste Connections, Inc., 4.25%, 12/01/2028 North America 8,316 8,303
Waste Management, Inc., 3.15%, 11/15/2027 North America 6,614 6,513
Waste Management, Inc., 4.50%, 03/15/2028 North America 1,557 1,567
Xylem, Inc., 1.95%, 01/30/2028 North America 5,460 5,240
Total Infrastructure Services 34,289 33,813
Oil Gas Transportation & Distribution 4.0%
Boardwalk Pipelines LP, 4.45%, 07/15/2027 North America 4,886 4,881
Boardwalk Pipelines LP, 4.80%, 05/03/2029 North America 3,220 3,231
Buckeye Partners LP, 4.13%, 12/01/2027 North America 2,542 2,486
Buckeye Partners LP, 6.88%, 07/01/2029 10 North America 1,250 1,286
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029 North America 1,755 1,706
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027 North America 8,036 8,078
Cheniere Energy, Inc., 4.63%, 10/15/2028 North America 6,529 6,512
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 10 North America 2,578 2,660
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030 10 North America 11,066 11,584
DCP Midstream Operating LP, 5.63%, 07/15/2027 North America 9,333 9,454
DT Midstream, Inc., 4.13%, 06/15/2029 10 North America 4,674 4,576
DT Midstream, Inc., 4.30%, 04/15/2032 10 North America 3,696 3,526
Enbridge, Inc., 3.70%, 07/15/2027 North America 9,886 9,792
Energy Transfer LP, 6.00%, 02/01/2029 10 North America 7,575 7,630
Enterprise Products Operating LLC, 2.80%, 01/31/2030 North America 5,500 5,186
Enterprise Products Operating LLC, 3.95%, 02/15/2027 North America 3,639 3,631
EQT Corp., 4.50%, 01/15/2029 North America 833 830
Hess Midstream Operations LP, 5.13%, 06/15/2028 10 North America 5,264 5,248
Hess Midstream Operations LP, 6.50%, 06/01/2029 10 North America 2,500 2,553
Kinder Morgan Energy Partners LP, 7.75%, 03/15/2032 North America 3,300 3,762
Kinder Morgan, Inc., 2.00%, 02/15/2031 North America 3,000 2,655
Kinder Morgan, Inc., 4.30%, 03/01/2028 North America 1,857 1,855
Kinder Morgan, Inc., 5.00%, 02/01/2029 North America 3,132 3,179
Kinetik Holdings LP, 6.63%, 12/15/2028 10 North America 2,779 2,824
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 10 North America 3,530 3,510
MPLX LP, 4.00%, 03/15/2028 North America 7,595 7,534
MPLX LP, 4.13%, 03/01/2027 North America 1,070 1,067
Northwest Pipeline LLC, 4.00%, 04/01/2027 North America 1,531 1,525
ONEOK, Inc., 4.40%, 10/15/2029 North America 8,505 8,449
ONEOK, Inc., 4.55%, 07/15/2028 North America 4,538 4,543
ONEOK, Inc., 5.38%, 06/01/2029 North America 3,624 3,693
Plains All American Pipeline LP, 3.55%, 12/15/2029 North America 6,794 6,575
Plains All American Pipeline LP, 4.70%, 01/15/2031 North America 2,500 2,493
Rockies Express Pipeline LLC, 4.95%, 07/15/2029 10 North America 411 401
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028 North America 2,870 2,858

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
See Notes to Consolidated Schedule of Investments.
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 14.9% (continued)
Corporate Bonds 13.8% (continued)
Oil Gas Transportation & Distribution 4.0% (continued)
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 North America $ 10,495 $ 10,537
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029 North America 1,298 1,306
Spectra Energy Partners LP, 3.38%, 10/15/2026 North America 1,541 1,533
Sunoco LP, 4.50%, 10/01/2029 10 North America 508 491
Targa Resources Corp., 4.35%, 01/15/2029 North America 2,000 1,991
Targa Resources Corp., 5.20%, 07/01/2027 North America 1,512 1,524
Targa Resources Partners LP, 4.88%, 02/01/2031 North America 4,470 4,463
Targa Resources Partners LP, 5.50%, 03/01/2030 North America 3,500 3,532
Texas Eastern Transmission LP, 3.50%, 01/15/2028 10 North America 2,446 2,404
TransCanada PipeLines Ltd., 4.10%, 04/15/2030 North America 6,000 5,881
TransCanada PipeLines Ltd., 4.25%, 05/15/2028 North America 1,374 1,368
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028 North America 9,687 9,617
Western Midstream Operating LP, 4.75%, 08/15/2028 North America 9,944 9,971
Whistler Pipeline LLC, 5.40%, 09/30/2029 10 North America 8,442 8,648
Total Oil Gas Transportation & Distribution 215,015 215,039
Telecommunications 2.0%
American Tower Corp., 3.65%, 03/15/2027 North America 3,792 3,764
American Tower Corp., 5.25%, 07/15/2028 North America 3,315 3,372
AT&T, Inc., 4.35%, 03/01/2029 North America 7,235 7,241
British Telecommunications plc, 5.13%, 12/04/2028 Europe 9,381 9,523
British Telecommunications plc, 9.63%, 12/15/2030 Europe 2,500 2,986
CCO Holdings LLC, 6.38%, 09/01/2029 10 North America 1,545 1,550
Charter Communications Operating LLC, 3.75%, 02/15/2028 North America 3,481 3,420
Comcast Corp., 2.35%, 01/15/2027 North America 7,933 7,819
Cox Communications, Inc., 2.60%, 06/15/2031 10 North America 2,500 2,214
Cox Communications, Inc., 3.50%, 08/15/2027 10 North America 7,148 7,049
Cox Communications, Inc., 5.45%, 09/15/2028 10 North America 200 204
Crown Castle, Inc., 4.00%, 03/01/2027 North America 1,046 1,041
Crown Castle, Inc., 5.00%, 01/11/2028 North America 2,672 2,691
Crown Castle, Inc., 5.60%, 06/01/2029 North America 1,493 1,528
Digital Realty Trust LP, 3.70%, 08/15/2027 North America 5,579 5,522
Equinix, Inc., 1.45%, 05/15/2026 North America 936 933
Equinix, Inc., 1.55%, 03/15/2028 North America 658 623
Equinix, Inc., 1.80%, 07/15/2027 North America 2,174 2,101
Orange SA, 9.00%, 03/01/2031 Europe 5,969 7,058
Rogers Communications, Inc., 3.20%, 03/15/2027 North America 4,877 4,816
Rogers Communications, Inc., 5.00%, 02/15/2029 North America 2,500 2,525
Sprint Capital Corp., 6.88%, 11/15/2028 North America 2,870 3,034
Telefonica Europe BV, 8.25%, 09/15/2030 Europe 10,000 11,332
T-Mobile USA, Inc., 3.38%, 04/15/2029 North America 1,444 1,399
T-Mobile USA, Inc., 3.75%, 04/15/2027 North America 4,470 4,442
Verizon Communications, Inc., 2.10%, 03/22/2028 North America 829 796
Verizon Communications, Inc., 4.02%, 12/03/2029 North America 625 616
Verizon Communications, Inc., 4.33%, 09/21/2028 North America 7,095 7,096
Videotron Ltd., 3.63%, 06/15/2029 10 North America 3,000 2,904
Total Telecommunications 107,267 109,599
Transportation 0.5%
Canadian National Railway Co., 3.85%, 08/05/2032 North America 2,700 2,582
Canadian Pacific Railway Co., 1.75%, 12/02/2026 North America 6,198 6,101
CSX Corp., 2.60%, 11/01/2026 North America 6,640 6,579
CSX Corp., 3.80%, 03/01/2028 North America 3,124 3,096
Norfolk Southern Corp., 7.25%, 02/15/2031 North America 5,000 5,578
Total Transportation 23,662 23,936

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
See Notes to Consolidated Schedule of Investments.

Brookfield
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 14.9% (continued)
Corporate Bonds 13.8% (continued)
Utility 6.7%
Ameren Corp., 1.75%, 03/15/2028 North America $ 5,769 $ 5,484
Ameren Corp., 3.50%, 01/15/2031 North America 5,000 4,744
Ameren Corp., 5.70%, 12/01/2026 North America 230 232
American Electric Power Co., Inc., 2.30%, 03/01/2030 North America 1,500 1,373
Appalachian Power Co., 2.70%, 04/01/2031 North America 5,000 4,548
Black Hills Corp., 5.95%, 03/15/2028 North America 5,768 5,911
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028 North America 13,270 13,501
Clearway Energy Operating LLC, 4.75%, 03/15/2028 10 North America 4,168 4,112
CMS Energy Corp., 3.45%, 08/15/2027 North America 6,701 6,612
Commonwealth Edison Co., 3.70%, 08/15/2028 North America 178 176
Consolidated Edison Co. of New York, Inc., 4.00%, 12/01/2028 North America 8,363 8,306
Consumers Energy Co., 4.60%, 05/30/2029 North America 772 777
Consumers Energy Co., 4.65%, 03/01/2028 North America 774 780
Dominion Energy, Inc., 2.85%, 08/15/2026 North America 4,876 4,849
DTE Electric Co., 1.90%, 04/01/2028 North America 2,500 2,394
DTE Energy Co., 2.85%, 10/01/2026 North America 1,448 1,437
DTE Energy Co., 2.95%, 03/01/2030 North America 3,000 2,826
DTE Energy Co., 5.10%, 03/01/2029 North America 3,157 3,211
Duke Energy Corp., 2.65%, 09/01/2026 North America 8,277 8,219
Duke Energy Progress LLC, 3.45%, 03/15/2029 North America 1,582 1,547
Edison International, 4.80%, 03/15/2031 North America 7,500 7,332
Emera US Finance LP, 3.55%, 06/15/2026 North America 5,345 5,332
ENEL Finance International NV, 2.50%, 07/12/2031 10 Europe 15,000 13,300
Entergy Corp., 1.90%, 06/15/2028 North America 5,621 5,329
Entergy Corp., 2.40%, 06/15/2031 North America 3,200 2,841
Evergy Kansas Central, Inc., 2.55%, 07/01/2026 North America 4,225 4,207
Evergy, Inc., 2.90%, 09/15/2029 North America 4,500 4,264
Eversource Energy, 4.60%, 07/01/2027 North America 1,530 1,530
Eversource Energy, 5.45%, 03/01/2028 North America 6,281 6,383
Eversource Energy, 5.85%, 04/15/2031 North America 5,000 5,221
Exelon Corp., 3.40%, 04/15/2026 North America 9,743 9,738
Exelon Corp., 5.15%, 03/15/2028 North America 4,180 4,228
FirstEnergy Corp., 3.90%, 07/15/2027 North America 4,070 4,036
FirstEnergy Pennsylvania Electric Co., 4.55%, 03/15/2031 10 North America 2,500 2,491
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 10 North America 2,674 2,712
Fortis, Inc., 3.06%, 10/04/2026 North America 10,951 10,874
Narragansett Electric Co. (The), 3.40%, 04/09/2030 10 North America 3,190 3,050
National Rural Utilities Cooperative Finance Corp., 5.00%, 02/07/2031 North America 6,375 6,496
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028 North America 10,475 9,933
NiSource, Inc., 3.49%, 05/15/2027 North America 9,610 9,508
NRG Energy, Inc., 4.45%, 06/15/2029 10 North America 4,400 4,345
NRG Energy, Inc., 4.73%, 10/15/2030 10 North America 7,000 6,927
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029 North America 9,500 9,572
Pacific Gas and Electric Co., 2.50%, 02/01/2031 North America 10,000 8,959
PPL Capital Funding, Inc., 3.10%, 05/15/2026 North America 8,005 7,993
Public Service Electric and Gas Co., 2.25%, 09/15/2026 North America 195 193
Public Service Electric and Gas Co., 3.00%, 05/15/2027 North America 7,852 7,750
Public Service Enterprise Group, Inc., 4.90%, 03/15/2030 North America 6,563 6,626
Public Service Enterprise Group, Inc., 8.63%, 04/15/2031 North America 3,500 3,944
Puget Energy, Inc., 4.10%, 06/15/2030 North America 9,373 9,082
Sempra, 3.40%, 02/01/2028 North America 5,174 5,077
Southern California Edison Co., 5.25%, 03/15/2030 North America 2,933 2,977
Southern California Gas Co., 2.55%, 02/01/2030 North America 7,850 7,347

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
See Notes to Consolidated Schedule of Investments.
The following notes should be read in conjunction with the accompanying Consolidated Schedule of Investments.
US$ THOUSANDS FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 14.9% (continued)
Corporate Bonds 13.8% (continued)
Utility 6.7% (continued)
Southern Co. (The), 3.25%, 07/01/2026 North America $ 1,611 $ 1,607
Southern Co. (The), 4.85%, 06/15/2028 North America 7,965 8,042
Southwestern Electric Power Co., 2.75%, 10/01/2026 North America 4,425 4,386
Spire, Inc., 4.60%, 09/01/2031 North America 12,500 12,330
Tampa Electric Co., 2.40%, 03/15/2031 North America 3,679 3,318
Tampa Electric Co., 4.90%, 03/01/2029 North America 3,559 3,602
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 10 North America 5,000 5,079
Virginia Electric and Power Co., 3.50%, 03/15/2027 North America 5,639 5,600
Vistra Operations Co. LLC, 4.30%, 07/15/2029 10 North America 5,871 5,762
Vistra Operations Co. LLC, 4.70%, 01/31/2031 10 North America 5,000 4,919
WEC Energy Group, Inc., 4.75%, 01/15/2028 North America 8,099 8,158
Xcel Energy, Inc., 2.60%, 12/01/2029 North America 7,087 6,619
Xcel Energy, Inc., 3.40%, 06/01/2030 North America 4,500 4,296
Xcel Energy, Inc., 4.00%, 06/15/2028 North America 3,150 3,130
XPLR Infrastructure Operating Partners LP, 4.50%, 09/15/2027 10 North America 1,733 1,715
Total Utility 366,466 359,199
Total Corporate Bonds (Cost $739,102 ) 741,586
SHARES
FAIR
VALUE
Short-Term Investments 1.1%
Money Market Funds - 1.1%
Fidelity Institutional Money Market Treasury Portfolio, Institutional Class, 3.56% 11 North America 29,096 29,096
Invesco Government & Agency Portfolio, Institutional Class, 3.59% 11 North America 29,096 29,096
Total Money Market Funds 58,192
Total Short-Term Investments (Cost $58,192) 58,192
Total PUBLIC SECURITIES 14.9% 799,778
Total Investments (Cost $ 4,886,148) - 102.2%
5,483,278
Liabilities in Excess of Other Assets - (2.2)%
(120,479)
TOTAL NET ASSETS - 100.0% $ 5,362,799
1 Reflects the date at which the predecessor fund (“Brookfield Infrastructure Income Fund SCSp” or “Predecessor Fund”) initially acquired the investment, where applicable. Certain investments held by the Predecessor Fund were purchased from affiliates.
2 Cost initially reflects the market value as of the date of Reorganization, where applicable, and is adjusted for subsequent purchases and sales activity. On November 1, 2023, the date of Fund launch, the Predecessor Fund was reorganized into the Fund (the “Reorganization”), and as a result, the Fund adopted all of the assets and liabilities of the Predecessor Fund.
3 Affiliated security (refer to Note 4 , Investments in Affiliated Issuers, for further details).
4 Held through wholly-owned subsidiaries.
5 These securities are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs. As of March 31, 2026, the total value of all such securities was $4,178,898,000 or 77.9% of net assets.
6 Indirectly held through an affiliated unconsolidated special purpose vehicle.
7 As defined by the Investment Company Act of 1940, this investment is deemed to be a “controlled person” of the Fund because the Fund owns, either directly or indirectly, 25% or more of the portfolio company's outstanding voting securities.
8 Investment held within an independently managed, third-party investment vehicle valued using the net asset value provided by the respective vehicle as a practical expedient.
9 Investment in Federated Hermes Diversified Infrastructure Fund which is comprised of a diversified portfolio of seven U.K. and European transport, utility and renewable power businesses.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the total value of such security was $130,046,000 or 2.4% of net assets.
11 The rate shown represents the seven-day yield as of March 31, 2026.

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
See Notes to Consolidated Schedule of Investments.

Brookfield
12 The Fund’s investments in BII BID Aggregator A L.P. (“Aggregator A”), BII BID Aggregator B L.P. (“Aggregator B”), BII BID Aggregator D L.P.
(“Aggregator D”), BII BID Preferred Aggregator L.P. (“Preferred Aggregator”) and BII BID Solar II Aggregator L.P. ("Solar II Aggregator") represent equity interests in entities that provide loans and/or preferred equity to infrastructure borrowers/issuers, either by committing and funding these transactions entirely with their own capital or alongside affiliates. Brookfield Infrastructure Debt Fund III, L.P., an affiliate of the Fund, is also an investor in Aggregator A, Aggregator B, Preferred Aggregator and Solar II Aggregator (i.e., a co-investor), while Brookfield Infrastructure Debt Fund
IV, L.P., also an affiliate of the Fund, is a co-investor in Aggregator D.
Aggregator A, Aggregator B, Aggregator D, Preferred Aggregator and Solar II Aggregator do not charge management fees. Redemption provisions are subject to the liquidity of their underlying investments, which may be limited. The infrastructure debt loans span multiple sectors, including transport, data, utilities, and power & transition.
Aggregator A:
Aggregator A has made loan commitments of $392 million of which $371 million was funded as of March 31, 2026. The coupons for these loans are fixed and, as of March 31, 2026, range from 8% to 11%. The maturities range from April 2027 to January 2032.
Aggregator B:
Aggregator B has made loan commitments of $93 million, all of which were fully funded as of March 31, 2026. The coupons for these loans are comprised of fixed and variable rates and, as of March 31, 2026, range from 9% to 12% (on a swapped to fixed basis). The maturities range from
August 2027 to April 2028.
Aggregator D:
Aggregator D has made loan commitments of $138 million of which $89 million were funded as of March 31, 2026. The coupons for these loans are comprised of fixed and variable rates and, as of March 31, 2026, range from 8% to 10%. The maturities range from June 2029 to March 2031.
Preferred Aggregator:
Preferred Aggregator has made preferred equity commitments of $86 million of which $61 million was funded as of March 31, 2026. The coupons for these instruments are fixed and, as of March 31, 2026, range from 9% to 10%. The maturities range from November 2030 to May 2031.
Solar II Aggregator:
As of March 31, 2026, Solar II Aggregator has made loans of $7 million with a coupon rate of 14% and a scheduled maturity date of May 2026.

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
See Notes to Consolidated Schedule of Investments.
Investment
Issuer
Power & Transition
Canadian Wind Portfolio (Ontario Wind)
Comber Holdings Limited Partnership, Brookfield Power Wind Financial
Partnership, Gosfield Wind General Partnership
Colombian Renewable Power (Isagen)
BRE Colombia Hydro Holdings L.P., BII Sapphire Holdings L.P.
Global Renewable Power (Neoen)
BRHL Aggregator L.P.
Nuclear Services (Westinghouse)
Watt Aggregator L.P.
Terraform Renewable Power (TERP)
Terraform Power Parent, LLC
U.K. Offshore Wind (Orsted)
Brookfield Makalu Aggregator L.P.
U.K. Wind & Solar Portfolio (OnPath)
OnPath Energy Holdings Limited
U.S. Hydro Portfolio (Smoky Mountain)
Smoky Mountain Holdings II LLC
U.S. Renewable Power (Geronimo Power)
BGTF II Splitter L.P.
U.S. Residential Solar (Renewbrook Energy)
BII BID Solar Aggregator L.P.
Utilities
Australian Utility Network (AusNet Services)
BSIP Volta Sidecar L.P.
North American Residential Infrastructure (Enercare)
BIP Cardinal (E) Holdings L.P. & BIP Cardinal (D) Holdings L.P.
North American Residential Infrastructure (HomeServe)
BIF III Hestia Aggregator L.P.
South Korean Industrial Gas Platform (SK Aircore)
BIF V Vino Aggregator 2 L.P.
U.K. Gas Distribution (SGN)
UK Gas Distribution Sidecar II L.P.
U.S. Electric Transmission (FirstEnergy Transmission)
BSIP NATC Sidecar L.P.
U.S. Electric Transmission (Trans Bay Cable)
California Transmission Holding Company L.P.
U.S. Utility (Duke Energy Florida)
Peninsula Power Aggregator L.P.
Transport
European LNG Vessels (Knutsen LNG)
OMP LNG SICAV plc
European Port Operation (ADP)
BISS Confidence L.P.
Global Container Network (Triton International)
Thanos Aggregator LLC
North American Railcar Network (Michigan Rail)
Michigan Sub Aggregator L.P.
U.K. & European Diversified Infrastructure
Federated Hermes Diversified Infrastructure L.P.
U.S. Toll Road (SH 130)
Strategic Value Spurs A-1, L.P.
Midstream
Canadian Midstream (Inter Pipeline)
Buffalo BIP CR Co-Invest (E) L.P. & Buffalo BIP Co-Invest (D) L.P.
U.S. Pipeline System (Colonial)
Colossus Co-Invest L.P.
Data
AI Compute Infrastructure Platform (Radiant)
BAIIF Radiant L.P.
Behind-the-Meter Solutions (Bloom Energy Partnership)
Brookfield Bolt HoldCo Parent LLC
European Telecom Towers (GD Towers)
BIF V Carlos Aggregator L.P.
GCC Telecom Towers
BIF V Tower Hold Co
U.S. Bulk Fiber Network (Hotwire Communications)
BIF V Hotwire Sub-Splitter I L.P. & BIF V Hotwire Sub-Splitter II L.P.
U.S. Digital Infrastructure Platform (5C Group)
BII BISS Firestone Aggregator L.P.
U.S. Semiconductor Facility (Intel Partnership)
Foundry JV Aggregator Holdco LLC
U.S. Wireless Infrastructure (SVP)
BII-BISS Launch Aggregator LLC
13 The table below lists, for each portfolio company investment, the corresponding vehicles or legal entity that represents the issuer for disclosure purposes in accordance with Regulation S-X Article 12. The Fund invests in the issuer entities disclosed in the table below which in-turn invests in the portfolio company investments through other special purpose vehicles or aggregators.

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
See Notes to Consolidated Schedule of Investments.

Brookfield
Interest Rate Swap Contracts
At March 31, 2026, the Fund had the following interest rate swap contracts outstanding:
Foreign currency forward contracts
At March 31, 2026, the Fund had the following forward exchange contracts outstanding:
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(Local
Currency) Currency Value
Upfront
Payments
(Receipts)
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
OTC Interest Swap Contracts
Receive 4.236%, Pay 3-month BBSY Quarterly Macquarie 4/17/26 24,000 AUD $ 18 $ — $ 18
Receive 4.921%, Pay 1-day SONIA Quarterly Macquarie 4/17/26 17,316 GBP 70 — 70
Total Interest Rate Swap Contracts ................................................... $ 88 $      — $ 88
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
04/17/26 4,132 USD 3,067 GBP Goldman Sachs & Co. $ 75
06/30/26 10,553 USD 14,300 CAD Mizuho Financial Group 237
07/02/26 64,334,000 COP 16,155 USD Royal Bank of Canada 992
09/25/26 127,421 USD 170,000 CAD Macquarie Group 4,299
10/30/26 4,216 USD 3,160 GBP National Bank of Canada 43
12/15/26 798 USD 1,073 CAD Mizuho Financial Group 18
06/07/27 5,799 USD 7,786 CAD Mizuho Financial Group 118
06/30/27 3,341 USD 4,500 CAD Mizuho Financial Group 57
09/27/27 51,043 USD 38,669 GBP Mizuho Financial Group 263
09/29/27 4,256 USD 5,800 CAD Goldman Sachs & Co. 18
09/30/27 67,297 USD 98,756 AUD Mizuho Financial Group 124
04/28/28 1,816 USD 1,507 EUR Goldman Sachs & Co. 31
04/28/28 42,148 USD 35,356 EUR Macquarie Group 308
06/30/28 33,028 USD 27,268 EUR Mizuho Financial Group 667
06/30/28 3,756 USD 2,792 GBP Mizuho Financial Group 100
07/31/28 3,049 USD 4,100 CAD National Bank of Canada 36
07/31/28 5,816 USD 4,800 EUR National Bank of Canada 115
08/31/28 31,711 USD 26,000 EUR Mizuho Financial Group 787
09/29/28 9,460 USD 12,800 CAD Mizuho Financial Group 49
09/29/28 2,919 USD 2,400 EUR Mizuho Financial Group 63
09/29/28 1,463 USD 1,100 GBP Mizuho Financial Group 25
10/30/28 7,907 USD 11,057,205 KRW Macquarie Group 409
10/31/28 2,155 USD 1,790 EUR National Bank of Canada 25
11/30/28 5,019 USD 4,190 EUR National Bank of Canada 32
12/11/28 11,981 USD 17,330,932 KRW Macquarie Group 258
12/15/28 1,322 USD 1,793 CAD Mizuho Financial Group 2
01/31/29 190 USD 252 CAD Mizuho Financial Group 4

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
See Notes to Consolidated Schedule of Investments.
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
01/31/29 11,669 USD 9,490 EUR Mizuho Financial Group $ 327
01/31/29 4,609 USD 3,400 GBP Mizuho Financial Group 163
01/31/29 7,520 USD 10,110 CAD National Bank of Canada 69
01/31/29 2,568 USD 1,920 GBP National Bank of Canada 60
02/28/29 3,039 USD 4,430 AUD National Bank of Canada 67
02/28/29 1,905 USD 1,560 EUR National Bank of Canada 40
03/29/29 2,763 USD 4,050 AUD Macquarie Group 49
03/29/29 3,586 USD 3,000 EUR Macquarie Group 5
09/30/30 3,292 USD 19,758 DKK Goldman Sachs & Co. 56
Total unrealized gain ........................................................................... 9,991
04/17/26 18,619 USD 28,910 AUD Goldman Sachs & Co. (1,323)
04/17/26 21,528 USD 17,788 GBP Goldman Sachs & Co. (1,996)
04/30/26 3,705 EUR 4,393 USD Mizuho Financial Group (107)
04/30/26 6,921 USD 6,248 EUR Mizuho Financial Group (306)
06/30/26 26,792 USD 127,035,000 COP Macquarie Group (7,031)
06/30/26 4,454 USD 6,700 AUD Mizuho Financial Group (161)
07/02/26 15,850 USD 64,334,000 COP Royal Bank of Canada (1,294)
09/29/26 101,454 USD 418,333,000 COP Royal Bank of Canada (7,638)
09/30/26 4,817 USD 4,300 EUR Mizuho Financial Group (184)
10/30/26 3,160 GBP 4,234 USD National Bank of Canada (60)
11/30/26 2,548 USD 11,326,000 COP Macquarie Group (355)
12/08/26 345 GBP 466 USD Mizuho Financial Group (11)
12/08/26 16,200 USD 12,945 GBP Mizuho Financial Group (858)
12/15/26 26,053 USD 127,035,000 COP Macquarie Group (6,315)
12/21/26 25,111 USD 37,690 AUD Mizuho Financial Group (729)
03/29/27 98,243 USD 418,333,000 COP Royal Bank of Canada (5,995)
03/31/27 3,250 USD 13,808,000 COP Macquarie Group (190)
03/31/27 21,631 USD 29,793 CAD Mizuho Financial Group (52)
06/15/27 29,700 USD 127,034,000 COP Macquarie Group (1,338)
06/15/27 1,737 USD 2,600 AUD Mizuho Financial Group (35)
06/15/27 1,689 USD 1,500 EUR Mizuho Financial Group (68)
06/15/27 1,918 USD 1,500 GBP Mizuho Financial Group (52)
06/30/27 4,589 EUR 5,504 USD Goldman Sachs & Co. (114)
06/30/27 12,060 GBP 16,391 USD Goldman Sachs & Co. (509)
06/30/27 15,470 USD 13,650 EUR Goldman Sachs & Co. (521)
06/30/27 27,264 USD 21,050 GBP Goldman Sachs & Co. (396)
06/30/27 8,679 EUR 10,403 USD Mizuho Financial Group (210)
06/30/27 7,749 GBP 10,420 USD Mizuho Financial Group (221)
06/30/27 602 USD 900 AUD Mizuho Financial Group (11)
06/30/27 15,475 USD 13,650 EUR Mizuho Financial Group (517)
06/30/27 27,198 USD 21,050 GBP Mizuho Financial Group (459)
09/30/27 2,943 EUR 3,516 USD Goldman Sachs & Co. (52)
09/30/27 1,801 USD 2,800 AUD Goldman Sachs & Co. (98)
09/30/27 21,260 USD 18,700 EUR Goldman Sachs & Co. (694)
09/30/27 26,533 USD 20,500 GBP Goldman Sachs & Co. (358)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
See Notes to Consolidated Schedule of Investments.

Brookfield
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
09/30/27 2,441 GBP 3,307 USD Macquarie Group $ (97)
09/30/27 4,721 USD 3,753 GBP Macquarie Group (194)
09/30/27 6,287 EUR 7,581 USD Mizuho Financial Group (177)
09/30/27 21,273 USD 18,700 EUR Mizuho Financial Group (682)
09/30/27 26,467 USD 20,500 GBP Mizuho Financial Group (420)
10/04/27 95,305 USD 418,334,000 COP Royal Bank of Canada (4,082)
12/15/27 27,132 USD 23,800 EUR Goldman Sachs & Co. (860)
12/15/27 37,388 USD 28,900 GBP Goldman Sachs & Co. (469)
12/15/27 28,557 USD 25,074 EUR Mizuho Financial Group (932)
12/15/27 39,984 USD 31,055 GBP Mizuho Financial Group (684)
12/31/27 16,830 EUR 20,294 USD Goldman Sachs & Co. (424)
12/31/27 22,486 USD 20,221 EUR Goldman Sachs & Co. (1,271)
12/31/27 21,216 USD 33,383 AUD Mizuho Financial Group (1,334)
01/31/28 2,515 USD 4,000 AUD Mizuho Financial Group (182)
01/31/28 9,002 USD 12,440 CAD Mizuho Financial Group (99)
01/31/28 1,763 USD 1,600 EUR Mizuho Financial Group (116)
01/31/28 7,007 USD 5,700 GBP Mizuho Financial Group (431)
02/29/28 16,128 USD 14,718 EUR Mizuho Financial Group (1,168)
03/31/28 2,612 USD 4,132 AUD Macquarie Group (169)
03/31/28 128,877 USD 177,423 CAD Macquarie Group (1,059)
03/31/28 6,553 USD 5,742 EUR Macquarie Group (216)
03/31/28 4,800 USD 3,730 GBP Macquarie Group (74)
04/28/28 1,543 USD 2,402 AUD Goldman Sachs & Co. (74)
04/28/28 34,987 USD 54,625 AUD Macquarie Group (1,777)
05/31/28 4,543 USD 7,100 AUD Goldman Sachs & Co. (231)
05/31/28 5,341 USD 4,540 EUR Goldman Sachs & Co. (31)
06/30/28 22,673 USD 20,221 EUR Goldman Sachs & Co. (1,183)
06/30/28 24,797 USD 38,920 AUD Mizuho Financial Group (1,332)
07/31/28 3,046 USD 4,683 AUD National Bank of Canada (99)
09/29/28 4,706 USD 3,753 GBP Macquarie Group (175)
09/29/28 1,501 USD 2,300 AUD Mizuho Financial Group (41)
10/31/28 1,574 USD 2,450 AUD National Bank of Canada (65)
10/31/28 5,027 USD 6,870 CAD National Bank of Canada (22)
11/30/28 1,180 USD 1,860 AUD National Bank of Canada (62)
11/30/28 1,906 USD 2,620 CAD National Bank of Canada (19)
11/30/28 2,516 USD 1,930 GBP National Bank of Canada –
*
12/29/28 22,851 USD 20,221 EUR Goldman Sachs & Co. (1,107)
12/29/28 21,170 USD 33,383 AUD Mizuho Financial Group (1,100)
01/31/29 21,446 USD 32,460 AUD National Bank of Canada (268)
02/12/29 4,270 USD 6,793 AUD Macquarie Group (251)
02/12/29 4,600 USD 4,132 EUR Macquarie Group (293)
03/29/29 78,167 USD 106,656 CAD Mizuho Financial Group (382)
03/29/29 1,298 USD 1,100 EUR Mizuho Financial Group (13)
06/29/29 23,030 USD 20,221 EUR Goldman Sachs & Co. (1,030)
06/29/29 21,119 USD 33,383 AUD Mizuho Financial Group (1,019)
09/28/29 4,695 USD 3,753 GBP Macquarie Group (157)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
See Notes to Consolidated Schedule of Investments.
Abbreviations
Settlement Date Currency to be received Currency to be delivered Counterparty
Unrealized
Gain/(Loss)
(USD)
US$ THOUSANDS
12/31/29 23,197 USD 20,221 EUR Goldman Sachs & Co. $ (968)
12/31/29 21,062 USD 33,383 AUD Mizuho Financial Group (950)
Total unrealized loss ........................................................................... (68,047)
Net unrealized loss ........................................................................... $ (58,056)
AUD
— Australian Dollar
CAD
— Canadian Dollar
COP
— Colombian Peso
DKK
— Danish Krone
EUR
— Euro
GBP
— British Pound
KRW
— South Korean Won
USD
— U.S. Dollar
BBSY
— Bank Bill Swap Rate
SONIA
— Sterling Overnight Indexed Average

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited)
March 31, 2026

Brookfield
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Valuation of investments
The Board of Directors (the "Board") has designated Brookfield Asset Management Private Institutional Capital Adviser
(Canada), L.P. (the “Adviser”) as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
Brookfield Infrastructure Income Fund Inc. (the “Fund” or “BII”) values its private investments on at least a monthly basis.
The Fund carries its private investments at their estimated fair value as determined by the Adviser. A number of valuation methodologies are considered in arriving at the fair value of unquoted investments, including internal or external valuation models, which may include discounted cash flow analysis. The most appropriate methodology to determine fair value is chosen on an investment by investment basis. Any control, size, liquidity or other discounts or premiums on the investment are considered by the Adviser in their determination of fair value. During the initial period after an investment has been made, cost may represent the most reasonable estimate of fair value. Intra-quarter, month-end values will reflect the latest quarterly valuation, as adjusted based on the total return that the investment is expected to generate, the impact of foreign exchange rates, and any adjustments the Adviser deems appropriate.
Investments held within an independently managed, third-party investment vehicle are valued using the net asset values provided by the respective vehicle as a practical expedient. The Fund applies the practical expedient on an investment-by-
investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the
Fund will sell a portion of an investment at an amount different from the net asset value of the investment.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the relevant exchange closes early, then the equity security will be valued at the last traded price before the relevant exchange close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser, does not represent fair value.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models.
The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

2026 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotation, without any deduction for transaction costs. For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm’s length market transactions, reference to the current fair value or another instrument that is substantially the same, a discounted cash flow analysis, or other valuation models.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser following the procedures adopted by the Adviser under the supervision of the Board.
The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser uses in determining fair value. Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis.
These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized gain or loss recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser reviews and affirms the reasonableness of the valuations based on such methodologies on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
2. FAIR VALUE MEASUREMENTS
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets or liabilities
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026

Brookfield
Level 2 — quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
Investments measured at net asset value, as practical expedient — Investments in private investment companies measured using net asset value as a practical expedient are not categorized within the fair value hierarchy.
The Fund believes the use of NAV as a practical expedient is equally or more representative of fair value in the circumstances, as the valuations are based on NAVs reported by the underlying investment vehicles, which are calculated in accordance with U.S. GAAP fair value measurement principles. The change reflects the availability of more reliable valuation information and enhanced transparency from the underlying managers.
The following table summarizes the Fund’s investments measured at fair value as of March 31, 2026:
FAIR VALUE MEASUREMENTS
LEVEL 1 LEVEL 2 LEVEL 3
NAV as
Practical
Expedient TOTAL
US$ THOUSANDS
Investments accounted for at fair
value:
Private investments ........... $ — $ — $ 4,178,898 $ 504,602 $ 4,683,500
Corporate bonds ............. — 741,586 — — 741,586
Short-Term Investments ....... 58,192 — — — 58,192
Total Investments at Fair Value .. $ 58,192 $ 741,586 $ 4,178,898
$ 504,602
$ 5,483,278
Other Financial Instruments
(Assets)
Foreign currency forward
contracts ................... $ — $ 9,991 $ —
$ —
$ 9,991
Interest rate swaps ........... — 88 —
—
88
Total Other Financial Instruments
(Assets) .................... $ — $ 10,079 $ —
$ —
$ 10,079
Other Financial Instruments
(Liabilities)
Foreign currency forward
contracts $ — $ 68,047 $ —
$ —
$ 68,047
Total Other Financial Instruments
(Liabilities) $ — $ 68,047 $ —
$ —
$ 68,047
2. FAIR VALUE MEASUREMENTS (continued)

2026 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026
The table below shows the significant unobservable valuation inputs that were used by the Adviser to fair value the Level
3 investments as of March 31, 2026.
The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:
3. BORROWINGS
Credit facility : The Fund pays interest on its credit facility in the amount of the Secured Overnight Financing Rate ("SOFR")
plus an applicable margin on the amount borrowed and incurs commitment fees on the unused portion.
The Fund did not draw on the line of credit during the period ended March 31, 2026. The Fund incurred commitment fees of $551,000 and amortized $967,000 in deferred financing costs. As of March 31, 2026, the Fund had $4,205,000 in unamortized deferred financing costs. The remaining portion is being amortized over the life of the agreement which matures on November 19, 2027.
In addition, as of March 31, 2026, $70,860,000 of the credit facility was committed for letters of credit in conjunction with investments in Canadian Wind Portfolio (Ontario Wind), U.S. Hydro Portfolio (Smoky Mountain), North American
Residential Infrastructure (Enercare), U.S. Semiconductor Facility (Intel Partnership) and U.K. Offshore Wind (Orsted).
Quantitative Information about Level 3 Fair Value Measurements
Value as of
March 31, 2026
Valuation
Approach Valuation Technique
Unobservable
Input
Amount or
Range/
(Weighted
Average)
Impact to
Valuation
from an
Increase
in Input
(1)
US$ THOUSANDS
Private equity
Investments
$3,540,719 Income
Approach
Discounted
cash flow model
Discount
Rate
8% to 18%
(13%)
Decrease
Terminal Value
Multiple
9x to 24x
(13x)
Increase
Private debt
Investments
$638,179 Income
Approach
Discounted
cash flow model
Discount
Rate
8% to 14%
(10%)
Decrease
(1)
The impact represents the expected directional change in the fair value of Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
Private Equity Private Debt Total
US$ THOUSANDS
Balance as of December 31, 2025 $ 2,937,733 $ 662,324 $ 3,600,057
Purchases of investments ................................ 554,225 65,503 619,728
Return of capital ....................................... (4,313) (132,365) (136,678)
Net change in unrealized gain ............................ 53,074 42,717 95,791
Balance as of March 31, 2026 ............................ $ 3,540,719 $ 638,179 $ 4,178,898
Change in unrealized gain for Level 3 assets still held at the reporting date .........................................
$ 53,074 $ 42,717 $ 95,791
2. FAIR VALUE MEASUREMENTS (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2026

Brookfield
4. INVESTMENTS IN AFFILIATED ISSUERS
The table below reflects transactions with entities that are affiliates during the three months ended March 31, 2026.
    aa
Opening
Value
Purchases,
net of returns
of capital Sales
Unrealized
Gain (Loss)
1
End Value
Dividend and
Distributions
Income
2
US$ THOUSANDS
AI Compute Infrastructure Platform (Radiant) $ — $ 8,910 $ — $ — $ 8,910 $ —
Australian Utility Network (AusNet Services) 117,650 — — 6,570 124,220 —
Behind-the-Meter Solutions (Bloom Energy Partnership) 8,589 5,302 — 228 14,119 —
Canadian Midstream (Inter Pipeline) 190,094 — — (3,635) 186,459 5,464
Canadian Wind Portfolio (Ontario Wind) 110,328 — — (1,907) 108,421 1,462
Colombian Renewable Power (Isagen) 386,672 987 — 32,876 420,535 956
European Port Operation (ADP) 3,202 — — 23 3,225 42
European Telecom Towers (GD Towers) 99,210 — — 1,079 100,289 4
GCC Telecom Towers 7,996 — — 329 8,325 —
Global Container Network (Triton International) 99,750 — — 394 100,144 4,681
Global Renewable Power (Neoen) 335,130 (1,061) — 16,037 350,106 —
North American Railcar Network (Michigan Rail) 35,250 — — 1,050 36,300 15
North American Residential Infrastructure (Enercare) 171,100 — — 699 171,799 —
North American Residential Infrastructure (HomeServe) 109,629 — — 3,390 113,019 942
Nuclear Services (Westinghouse) 229,217 — — 23,895 253,112 2,626
South Korean Industrial Gas Platform (SK Aircore) 19,233 — — 395 19,628 —
Terraform Renewable Power (TERP) 116,831 — — (4,211) 112,620 —
U.K. Gas Distribution (SGN) 67,736 — — 127 67,863 —
U.K. Offshore Wind (Orsted) 14,307 — — (2,142) 12,165 2,328
U.K. Wind & Solar Portfolio (OnPath) 21,146 — — 189 21,335 —
U.S. Bulk Fiber Network (Hotwire Communications) 101,049 — — 3,612 104,661 —
U.S. Digital Infrastructure Platform (5C Group) 120,885 — — 5,217 126,102 —
U.S. Electric Transmission (FirstEnergy Transmission) 66,006 — — 1,368 67,374 97
U.S. Electric Transmission (Trans Bay Cable) — 48,743 — 396 49,139 —
U.S. Hydro Portfolio (Smoky Mountain) 115,628 — — (818) 114,810 3,225
U.S. Pipeline System (Colonial) 312,104 — — 697 312,801 9,621
U.S. Renewable Power (Geronimo Power) 41,858 (3,252) — 1,195 39,801 —
U.S. Residential Solar (Renewbrook Energy) — 132,053 — (38,036) 94,017 —
U.S. Semiconductor Facility (Intel Partnership) 28,200 — — 765 28,965 —
U.S. Utility (Duke Energy Florida) — 358,230 — 2,957 361,187 —
U.S. Wireless Infrastructure (SVP) 8,933 — — 335 9,268 —
BII BID Aggregator A L.P. 443,612 (93,878) — 41,665 391,399 9,004
BII BID Aggregator B L.P. 92,240 339 — (106) 92,473 2,989
BII BID Aggregator D L.P. 63,206 26,438 — 85 89,729 2,655
BII BID Preferred Aggregator L.P. 56,318 — — 567 56,885 2,241
BII BID Solar Aggregator L.P. 1,361 (1,361) — — — —
BII BID Solar II Aggregator L.P. 5,587 1,600 — 506 7,693 —
$ 3,600,057 $ 483,050 $ — $ 95,791 $ 4,178,898 $ 48,352
1 Includes foreign currency translation gains and losses.
2 Dividend and distributions income is shown gross of foreign withholding taxes.